Assets/Liabilities for Insurance Contracts and Reinsurance Contracts - Schedule of Assets and Liabilities Related to Insurance Contracts (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Assets And Liabilities Related To Insurance Contracts [Roll Forward]
Net income (expenses) from reinsurance contracts held	$ (1,289,711)	$ (4,367,148)
Net Income for the Year	679,669,718	304,906,199	$ 380,219,835
Insurance contracts
Disclosure Of Assets And Liabilities Related To Insurance Contracts [Roll Forward]
Insurance contracts that are assets at beginning of period	7,047,074
Insurance contracts that are liabilities at beginning of period	(8,200,719)	(557,014)
Net balance	(193,273,519)	(1,153,645)	(557,014)
Insurance revenue	193,078,501	140,075,284
Incurred claims and other directly attributable expenses	(98,604,731)	(60,486,305)
Losses on onerous contracts and reversal of those losses	(859,098)
Insurance acquisition cash flows amortization	19,064,323	5,561,806
Insurance service expenses	(118,528,152)	(54,924,499)
Insurance service result	74,550,349	85,150,785
IAS 29 + Finance expenses from insurance contracts held	(7,641,292)	(16,610,459)
Net Income for the Year	66,909,057	68,540,326
Premiums received	(193,552,825)	(129,842,877)
Claims and other directly attributable expenses paid	74,721,532	56,978,319
Insurance acquisition cash flows	31,392,047	3,727,601
Total cash flows	(87,439,246)	(69,136,957)
Acquisitions	(171,589,685)
Insurance contracts that are liabilities at end of period	(213,072,128)	(8,200,719)	(557,014)
Insurance contracts that are assets at end of period	19,798,609	7,047,074
Insurance contracts | Net liabilities or assets for remaining coverage excluding loss component [member]
Disclosure Of Assets And Liabilities Related To Insurance Contracts [Roll Forward]
Insurance contracts that are assets at beginning of period	14,334,759
Insurance contracts that are liabilities at beginning of period	(3,331,699)	9,388,405
Net balance	44,685,041	11,003,060	9,388,405
Insurance revenue	193,078,501	140,075,284
Incurred claims and other directly attributable expenses	0	0
Losses on onerous contracts and reversal of those losses	0
Insurance acquisition cash flows amortization	19,064,323	5,561,806
Insurance service expenses	(19,064,323)	5,561,806
Insurance service result	174,014,178	145,637,090
IAS 29 + Finance expenses from insurance contracts held	(10,958,281)	(17,907,159)
Net Income for the Year	163,055,897	127,729,931
Premiums received	(193,552,825)	(129,842,877)
Claims and other directly attributable expenses paid	0	0
Insurance acquisition cash flows	31,392,047	3,727,601
Total cash flows	(162,160,778)	(126,115,276)
Acquisitions	32,786,862
Insurance contracts that are liabilities at end of period	14,746,287	(3,331,699)	9,388,405
Insurance contracts that are assets at end of period	29,938,754	14,334,759
Insurance contracts | Loss component [member]
Disclosure Of Assets And Liabilities Related To Insurance Contracts [Roll Forward]
Insurance contracts that are assets at beginning of period	0
Insurance contracts that are liabilities at beginning of period	0	0
Net balance	(859,098)	0	0
Insurance revenue	0	0
Incurred claims and other directly attributable expenses	0	0
Losses on onerous contracts and reversal of those losses	(859,098)
Insurance acquisition cash flows amortization	0	0
Insurance service expenses	(859,098)	0
Insurance service result	(859,098)	0
IAS 29 + Finance expenses from insurance contracts held	0	0
Net Income for the Year	(859,098)	0
Premiums received	0	0
Claims and other directly attributable expenses paid	0	0
Insurance acquisition cash flows	0	0
Total cash flows	0	0
Acquisitions	0
Insurance contracts that are liabilities at end of period	(84,562)	0	0
Insurance contracts that are assets at end of period	(774,536)	0
Insurance contracts | Liabilities for incurred claims [member] | Estimates of the present value of cash flows
Disclosure Of Assets And Liabilities Related To Insurance Contracts [Roll Forward]
Insurance contracts that are assets at beginning of period	(6,864,960)
Insurance contracts that are liabilities at beginning of period	(4,805,992)	(9,945,419)
Net balance	(233,392,115)	(11,670,952)	(9,945,419)
Insurance revenue	0	0
Incurred claims and other directly attributable expenses	(99,265,745)	(60,000,552)
Losses on onerous contracts and reversal of those losses	0
Insurance acquisition cash flows amortization	0	0
Insurance service expenses	(99,265,745)	(60,000,552)
Insurance service result	(99,265,745)	(60,000,552)
IAS 29 + Finance expenses from insurance contracts held	3,143,756	1,296,700
Net Income for the Year	(96,121,989)	(58,703,852)
Premiums received	0	0
Claims and other directly attributable expenses paid	74,721,532	56,978,319
Insurance acquisition cash flows	0	0
Total cash flows	74,721,532	56,978,319
Acquisitions	(200,320,706)
Insurance contracts that are liabilities at end of period	(224,296,882)	(4,805,992)	(9,945,419)
Insurance contracts that are assets at end of period	(9,095,233)	(6,864,960)
Insurance contracts | Liabilities for incurred claims [member] | Risk adjustment
Disclosure Of Assets And Liabilities Related To Insurance Contracts [Roll Forward]
Insurance contracts that are assets at beginning of period	(422,725)
Insurance contracts that are liabilities at beginning of period	(63,028)	0
Net balance	(3,707,347)	(485,753)	0
Insurance revenue	0	0
Incurred claims and other directly attributable expenses	661,014	(485,753)
Losses on onerous contracts and reversal of those losses	0
Insurance acquisition cash flows amortization	0	0
Insurance service expenses	661,014	(485,753)
Insurance service result	661,014	(485,753)
IAS 29 + Finance expenses from insurance contracts held	173,233	0
Net Income for the Year	834,247	(485,753)
Premiums received	0	0
Claims and other directly attributable expenses paid	0	0
Insurance acquisition cash flows	0	0
Total cash flows	0	0
Acquisitions	(4,055,841)
Insurance contracts that are liabilities at end of period	(3,436,971)	(63,028)	0
Insurance contracts that are assets at end of period	(270,376)	(422,725)
Reinsurance contracts
Disclosure Of Assets And Liabilities Related To Insurance Contracts [Roll Forward]
Insurance contracts that are assets at beginning of period	199,094	896,624
Insurance contracts that are liabilities at beginning of period		0
Net balance	53,322,967	199,094	896,624
Incurred claims and other directly attributable expenses	10,293,756	724,039
Reinsurance expenses	(11,960,442)	(5,091,187)
Loss recovery component	376,975
Net income (expenses) from reinsurance contracts held	(1,289,711)	(4,367,148)
IAS 29 + Finance expenses from insurance contracts held	17,076,452	(238,184)
Net Income for the Year	15,786,741	(4,605,332)
Premiums paid net of ceding commissions and other directly attributable expenses paid	7,619,989	4,531,503
Recoveries from reinsurance	(2,666,648)	(623,701)
Total cash flows	4,953,341	3,907,802
Acquisitions	32,383,791
Insurance contracts that are liabilities at end of period	(4,361,482)		0
Insurance contracts that are assets at end of period	57,684,449	199,094	896,624
Reinsurance contracts | Net liabilities or assets for remaining coverage excluding loss component [member]
Disclosure Of Assets And Liabilities Related To Insurance Contracts [Roll Forward]
Insurance contracts that are assets at beginning of period	(260,828)	35,174
Insurance contracts that are liabilities at beginning of period		0
Net balance	8,332,156	(260,828)	35,174
Incurred claims and other directly attributable expenses	0	0
Reinsurance expenses	(11,960,442)	(5,091,187)
Loss recovery component	0
Net income (expenses) from reinsurance contracts held	(11,960,442)	(5,091,187)
IAS 29 + Finance expenses from insurance contracts held	8,801,532	263,682
Net Income for the Year	(3,158,910)	(4,827,505)
Premiums paid net of ceding commissions and other directly attributable expenses paid	7,619,989	4,531,503
Recoveries from reinsurance	0	0
Total cash flows	7,619,989	4,531,503
Acquisitions	4,131,905
Insurance contracts that are liabilities at end of period	(7,555,766)		0
Insurance contracts that are assets at end of period	15,887,922	(260,828)	35,174
Reinsurance contracts | Loss component [member]
Disclosure Of Assets And Liabilities Related To Insurance Contracts [Roll Forward]
Insurance contracts that are assets at beginning of period	0	0
Insurance contracts that are liabilities at beginning of period		0
Net balance	376,975	0	0
Incurred claims and other directly attributable expenses	0	0
Reinsurance expenses	0	0
Loss recovery component	376,975
Net income (expenses) from reinsurance contracts held	376,975	0
IAS 29 + Finance expenses from insurance contracts held	0	0
Net Income for the Year	376,975	0
Premiums paid net of ceding commissions and other directly attributable expenses paid	0	0
Recoveries from reinsurance	0	0
Total cash flows	0	0
Acquisitions	0
Insurance contracts that are liabilities at end of period	0		0
Insurance contracts that are assets at end of period	376,975	0	0
Reinsurance contracts | Liabilities for incurred claims [member] | Estimates of the present value of cash flows
Disclosure Of Assets And Liabilities Related To Insurance Contracts [Roll Forward]
Insurance contracts that are assets at beginning of period	439,415	861,450
Insurance contracts that are liabilities at beginning of period		0
Net balance	44,480,361	439,415	861,450
Incurred claims and other directly attributable expenses	10,304,081	703,532
Reinsurance expenses	0	0
Loss recovery component	0
Net income (expenses) from reinsurance contracts held	10,304,081	703,532
IAS 29 + Finance expenses from insurance contracts held	8,288,843	(501,866)
Net Income for the Year	18,592,924	201,666
Premiums paid net of ceding commissions and other directly attributable expenses paid	0	0
Recoveries from reinsurance	(2,666,648)	(623,701)
Total cash flows	(2,666,648)	(623,701)
Acquisitions	28,114,670
Insurance contracts that are liabilities at end of period	3,127,873		0
Insurance contracts that are assets at end of period	41,352,488	439,415	861,450
Reinsurance contracts | Liabilities for incurred claims [member] | Risk adjustment
Disclosure Of Assets And Liabilities Related To Insurance Contracts [Roll Forward]
Insurance contracts that are assets at beginning of period	20,507	0
Insurance contracts that are liabilities at beginning of period		0
Net balance	133,475	20,507	0
Incurred claims and other directly attributable expenses	(10,325)	20,507
Reinsurance expenses	0	0
Loss recovery component	0
Net income (expenses) from reinsurance contracts held	(10,325)	20,507
IAS 29 + Finance expenses from insurance contracts held	(13,923)	0
Net Income for the Year	(24,248)	20,507
Premiums paid net of ceding commissions and other directly attributable expenses paid	0	0
Recoveries from reinsurance	0	0
Total cash flows	0	0
Acquisitions	137,216
Insurance contracts that are liabilities at end of period	66,411		0
Insurance contracts that are assets at end of period	$ 67,064	$ 20,507	$ 0